Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0000802257
Document Type	S-1/A
Entity Registrant Name	Mitesco, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	505 Beachland Blvd., Suite 1-377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	844
Local Phone Number	383-8689
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE AND STATEMENT PURSUANT TO RULE 429This registration statement on Form S-1 includes a combined prospectus pursuant to Rule 429 under the Securities Act of 1933. The combined prospectus contained herein also relates to the registrant’s previously filed and effective Registration Statement on Form S-1/A (File No. 333-292511), which was filed by Mitesco, Inc. (“Mitesco,” the “Company,” “we,” “us,” “our”) with the Securities and Exchange Commission (the “SEC”) on December 31, 2025 and declared effective on January 14, 2026 (the “Original Registration Statement”). In accordance with Rule 429, the combined prospectus included in this filing serves as a post-effective amendment to the Prior Registration Statement.Pursuant to Rule 415(a)(6), the unsold securities from the Prior Registration Statement are being included in this filing serves as a post-effective amendment to the Prior Registration Statement and supersedes the prospectus contained in the Prior Registration Statement.As the date of this filing, 99,798,224 of securities registered under the Prior Registration Statement remain unsold. The filing fee previously paid with respect to such unsold securities will be applied to the securities registered hereby. The Prior Registration Statement will be deemed terminated as the effective date of this registration statement.
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	505 Beachland Blvd., Suite 1-377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
Contact Personnel Name	Mack Leath
City Area Code	844
Local Phone Number	383-8689